Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net income	$ 243	$ 1,676
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	203	50
Depreciation of right-of-use assets	193	174
Provision for impairment for estimated credit loss	135
Change in operating assets and liabilities:
Accounts receivable	563	(1,781)
Inventories	(84)	1,055
Deposits, prepayments, and other receivables	(2,777)	112
Accounts payable and accrued liabilities	589	(431)
Customer deposits	679	263
Income tax (payables) refund	(45)	44
Net cash (used in) provided by operating activities	(301)	1,162
Cash flows from investing activity:
Purchase of property and equipment	(1,180)	(945)
Net cash used in investing activity	(1,180)	(945)
Cash flows from financing activities:
Proceeds from bank borrowings, net	1,855	1,612
Repayment of lease liabilities	(142)	(210)
Issuance of new shares	1,073
Balance with related parties	(2,009)
Dividend payment to the ultimate holding company		(1,262)
Net cash provided by financing activities	777	140
Effect on exchange rate change on cash, cash equivalents and restricted cash	1,110	(210)
Net change in cash, cash equivalent and restricted cash	406	147
BEGINNING OF PERIOD	2,044	987
END OF PERIOD	2,450	1,134
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	90	129
Cash paid for interest	705	521
Reconciliation to amounts on consolidated balance sheets:
Cash and Cash Equivalents	2,139	842
Restricted Cash	311	292
Total cash, cash equivalents, and restricted cash	$ 2,450	$ 1,134